UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2019

QS

U.S. SMALL CAPITALIZIATION EQUITY FUND

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS U.S. Small Capitalization Equity Fund for the six-month reporting period ended June 30, 2019. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 26, 2019

II	QS U.S. Small Capitalization Equity Fund

Performance review

For the six months ended June 30, 2019, Class I shares of QS U.S. Small Capitalization Equity Fund returned 14.25%. The Fund’s unmanaged benchmark, the Russell 2000 Index1, returned 16.98% for the same period. The Lipper Small-Cap Core Funds Category Average2 returned 16.15% over the same time frame.

Performance Snapshot as of June 30, 2019 (unaudited)
(excluding sales charges)	6 months
QS U.S. Small Capitalization Equity Fund:
Class A	14.10%
Class A2	14.03%
Class C	13.63%
Class FI	14.12%
Class I	14.25%
Class IS	14.34%
Russell 2000 Index	16.98%
Lipper Small-Cap Core Funds Category Average	16.15%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated April 29, 2019, the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class FI, Class I and Class IS shares were 1.22%, 1.45%, 1.92%, 1.36%, 1.01% and 0.85%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating fund expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.30% for Class A shares, 1.50% for Class A2 shares, 2.05% for

[1]

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 968 funds in the Fund’s Lipper category, and excluding sales charges, if any.

QS U.S. Small Capitalization Equity Fund	III

Performance review (cont’d)

Class C shares, 1.30% for Class FI shares, 1.00% for Class I shares and 0.75% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

The manager has also agreed to waive fees and/or reimburse operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, so that annual operating expenses will not exceed 1.20% for Class A shares, 1.40% for Class A2 shares, 1.95% for Class C shares, 1.20% for Class FI shares and 0.90% for Class I shares. These arrangements are expected to continue until December 31, 2020, but may be terminated at any time by the manager.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 26, 2019

RISKS: Equity securities are subject to market and price fluctuations. Investments in small-cap companies may involve greater risks and volatility than investments in larger, more established companies. Small-cap companies may have limited product lines, operating histories, markets or financial resources. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	QS U.S. Small Capitalization Equity Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2019 and December 31, 2018. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2019 and held for the six months ended June 30, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00%hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	14.10%	$1,000.00	$1,141.00	1.14%	$6.05	Class A	5.00%	$1,000.00	$1,019.14	1.14%	$5.71
Class A2	14.03	1,000.00	1,140.30	1.40	7.43	Class A2	5.00	1,000.00	1,017.85	1.40	7.00
Class C	13.63	1,000.00	1,136.30	1.95	10.33	Class C	5.00	1,000.00	1,015.12	1.95	9.74
Class FI	14.12	1,000.00	1,141.20	1.20	6.37	Class FI	5.00	1,000.00	1,018.84	1.20	6.01
Class I	14.25	1,000.00	1,142.50	0.90	4.78	Class I	5.00	1,000.00	1,020.33	0.90	4.51
Class IS	14.34	1,000.00	1,143.40	0.75	3.99	Class IS	5.00	1,000.00	1,021.08	0.75	3.76

2	QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report

[1]	For the six months ended June 30, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2019

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Common Stocks — 99.4%
Communication Services — 3.6%
Diversified Telecommunication Services — 0.7%
Cogent Communications Holdings Inc.	22,337	$1,325,924
Intelsat SA	8,500	165,325	*
Total Diversified Telecommunication Services		1,491,249
Entertainment — 1.0%
Glu Mobile Inc.	93,000	667,740	*
Marcus Corp.	12,600	415,296
World Wrestling Entertainment Inc., Class A Shares	11,500	830,415
Total Entertainment		1,913,451
Interactive Media & Services — 0.8%
Cargurus Inc.	20,000	722,200	*
Yelp Inc.	26,000	888,680	*
Total Interactive Media & Services		1,610,880
Media — 0.9%
Gray Television Inc.	20,793	340,797	*
Media General Inc., CVR	20,404	0	*(a)(b)(c)
Sinclair Broadcast Group Inc., Class A Shares	25,554	1,370,461
Total Media		1,711,258
Wireless Telecommunication Services — 0.2%
Telephone & Data Systems Inc.	11,800	358,720
Total Communication Services		7,085,558
Consumer Discretionary — 11.1%
Auto Components — 1.1%
Adient PLC	23,000	558,210
Dana Inc.	74,600	1,487,524
Tenneco Inc., Class A Shares	15,985	177,274
Total Auto Components		2,223,008
Distributors — 0.3%
Core-Mark Holding Co. Inc.	13,000	516,360
Diversified Consumer Services — 0.5%
frontdoor Inc.	9,300	405,015	*
K12 Inc.	12,000	364,920	*
Weight Watchers International Inc.	8,900	169,990	*
Total Diversified Consumer Services		939,925
Hotels, Restaurants & Leisure — 2.6%
BJ’s Restaurants Inc.	17,648	775,453
Bloomin’ Brands Inc.	44,500	841,495
Boyd Gaming Corp.	33,000	889,020
Cracker Barrel Old Country Store Inc.	1,200	204,876

See Notes to Financial Statements.

4	QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Hotels, Restaurants & Leisure — continued
Dine Brands Global Inc.	10,200	$973,794
Jack in the Box Inc.	7,100	577,869
Penn National Gaming Inc.	18,000	346,680	*
SeaWorld Entertainment Inc.	18,300	567,300	*
Total Hotels, Restaurants & Leisure		5,176,487
Household Durables — 1.5%
Ethan Allen Interiors Inc.	23,000	484,380
KB Home	59,574	1,532,839
MDC Holdings Inc.	22,745	745,581
Meritage Homes Corp.	3,900	200,226	*
Total Household Durables		2,963,026
Internet & Direct Marketing Retail — 0.8%
Etsy Inc.	27,350	1,678,469	*
Leisure Products — 0.5%
Johnson Outdoors Inc., Class A Shares	3,147	234,672
Malibu Boats Inc., Class A Shares	9,249	359,324	*
MasterCraft Boat Holdings Inc.	9,932	194,568	*
Sturm Ruger & Co. Inc.	4,703	256,219
Total Leisure Products		1,044,783
Multiline Retail — 0.3%
Big Lots Inc.	20,114	575,462
Specialty Retail — 2.4%
Abercrombie & Fitch Co., Class A Shares	47,824	767,097
America’s Car-Mart Inc.	4,900	421,792	*
Designer Brands Inc., Class A Shares	21,621	414,475
Dick’s Sporting Goods Inc.	13,400	464,042
Express Inc.	84,802	231,509	*
Genesco Inc.	20,196	854,089	*
Hibbett Sports Inc.	34,650	630,630	*
Rent-A-Center Inc.	19,300	513,959	*
Shoe Carnival Inc.	6,200	171,120
Signet Jewelers Ltd.	13,500	241,380
Total Specialty Retail		4,710,093
Textiles, Apparel & Luxury Goods — 1.1%
Crocs Inc.	23,100	456,225	*
Deckers Outdoor Corp.	7,853	1,381,892	*
Vera Bradley Inc.	35,152	421,824	*
Total Textiles, Apparel & Luxury Goods		2,259,941
Total Consumer Discretionary		22,087,554

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2019

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Consumer Staples — 2.2%
Beverages — 0.5%
Boston Beer Co. Inc., Class A Shares	2,500	$944,400	*
Food & Staples Retailing — 0.3%
Rite Aid Corp.	8,000	64,080	*
SpartanNash Co.	35,915	419,128
United Natural Foods Inc.	9,500	85,215	*
Total Food & Staples Retailing		568,423
Food Products — 0.8%
Sanderson Farms Inc.	12,023	1,641,861
Household Products — 0.2%
Spectrum Brands Holdings Inc.	6,800	365,636
Personal Products — 0.4%
Medifast Inc.	3,500	449,050
USANA Health Sciences Inc.	4,900	389,207	*
Total Personal Products		838,257
Total Consumer Staples		4,358,577
Energy — 3.5%
Energy Equipment & Services — 0.2%
C&J Energy Services Inc.	28,345	333,904	*
Noble Corp. PLC	49,100	91,817	*
Total Energy Equipment & Services		425,721
Oil, Gas & Consumable Fuels — 3.3%
Antero Resources Corp.	65,000	359,450	*
Arch Coal Inc., Class A Shares	8,100	763,101
Bonanza Creek Energy Inc.	14,199	296,475	*
Delek U.S. Holdings Inc.	33,000	1,337,160
DHT Holdings Inc.	75,900	448,569
GasLog Ltd.	12,800	184,320
Green Plains Inc.	7,867	84,806
Nordic American Tankers Ltd.	160,340	375,196
Peabody Energy Corp.	12,985	312,938
REX American Resources Corp.	5,874	428,215	*
SM Energy Co.	26,000	325,520
Southwestern Energy Co.	119,200	376,672	*
Talos Energy Inc.	12,000	288,600	*
World Fuel Services Corp.	30,000	1,078,800
Total Oil, Gas & Consumable Fuels		6,659,822
Total Energy		7,085,543

See Notes to Financial Statements.

6	QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Financials — 18.0%
Banks — 8.6%
Ameris Bancorp	8,500	$333,115
Banc of California Inc.	39,004	544,886
Bancorp Inc.	69,971	624,141	*
Berkshire Hills Bancorp Inc.	11,701	367,295
Boston Private Financial Holdings Inc.	53,300	643,331
Cadence BanCorp	42,000	873,600
Chemical Financial Corp.	15,000	616,650
Community Trust Bancorp Inc.	5,122	216,609
Customers Bancorp Inc.	21,948	460,908	*
First BanCorp	99,920	1,103,117
First Busey Corp.	12,000	316,920
First Commonwealth Financial Corp.	32,646	439,742
First Merchants Corp.	25,598	970,164
First Midwest Bancorp Inc.	35,692	730,615
Hancock Whitney Corp.	11,253	450,795
Hanmi Financial Corp.	36,708	817,487
Heartland Financial USA Inc.	11,300	505,449
Hilltop Holdings Inc.	28,482	605,812
Hope Bancorp Inc.	24,900	343,122
IBERIABANK Corp.	17,493	1,326,844
Midland States Bancorp Inc.	9,800	261,856
OFG Bancorp	27,642	657,050
Opus Bank	23,551	497,162
Sandy Spring Bancorp Inc.	14,600	509,248
The Bank of N.T. Butterfield & Son Ltd.	13,000	441,480
Umpqua Holdings Corp.	24,000	398,160
United Community Banks Inc.	43,076	1,230,251
Wintrust Financial Corp.	12,500	914,500
Total Banks		17,200,309
Capital Markets — 2.1%
Affiliated Managers Group Inc.	8,800	810,832
BrightSphere Investment Group PLC	52,000	593,320
Evercore Inc., Class A Shares	11,800	1,045,126
Federated Investors Inc., Class B Shares	21,000	682,500
Manning & Napier Inc.	26,502	46,379
Stifel Financial Corp.	17,000	1,004,020
Total Capital Markets		4,182,177

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2019

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Consumer Finance — 0.8%
Enova International Inc.	47,167	$1,087,199	*
EZCORP Inc., Class A Shares	58,000	549,260	*
Total Consumer Finance		1,636,459
Diversified Financial Services — 0.3%
FGL Holdings	62,200	522,480
Insurance — 2.7%
Ambac Financial Group Inc.	10,000	168,500	*
American Equity Investment Life Holding Co.	26,035	707,111
Assured Guaranty Ltd.	9,200	387,136
CNO Financial Group Inc.	26,328	439,151
Genworth Financial Inc., Class A Shares	68,425	253,857	*
HCI Group Inc.	8,000	323,760
Health Insurance Innovations Inc., Class A Shares	11,000	285,120	*
Heritage Insurance Holdings Inc.	25,501	392,970
National General Holdings Corp.	14,500	332,630
Primerica Inc.	4,071	488,317
Safety Insurance Group Inc.	3,172	301,752
Third Point Reinsurance Ltd.	49,000	505,680	*
Universal Insurance Holdings Inc.	26,340	734,886
Total Insurance		5,320,870
Thrifts & Mortgage Finance — 3.5%
Axos Financial Inc.	30,000	817,500	*
Essent Group Ltd.	35,836	1,683,934	*
Flagstar Bancorp Inc.	24,000	795,360
Meta Financial Group Inc.	16,530	463,666
MGIC Investment Corp.	118,000	1,550,520	*
PennyMac Financial Services Inc.	12,383	274,655
Radian Group Inc.	52,518	1,200,036
WSFS Financial Corp.	6,500	268,450
Total Thrifts & Mortgage Finance		7,054,121
Total Financials		35,916,416
Health Care — 16.7%
Biotechnology — 6.7%
ACADIA Pharmaceuticals Inc.	11,500	307,395	*
Achillion Pharmaceuticals Inc.	89,796	240,653	*
Acorda Therapeutics Inc.	21,148	162,205	*
AMAG Pharmaceuticals Inc.	19,712	196,923	*
Amicus Therapeutics Inc.	27,466	342,776	*
Aptevo Therapeutics Inc.	13,113	11,625	*
Arena Pharmaceuticals Inc.	11,671	684,271	*

See Notes to Financial Statements.

8	QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Biotechnology — continued
Avid Bioservices Inc.	12,641	$70,790	*
Biohaven Pharmaceutical Holding Co., Ltd.	3,600	157,644	*
Blueprint Medicines Corp.	7,800	735,774	*
CareDx Inc.	13,000	467,870	*
Celldex Therapeutics Inc.	5,172	13,861	*
Chimerix Inc.	40,401	174,532	*
Concert Pharmaceuticals Inc.	38,597	463,164	*
Deciphera Pharmaceuticals Inc.	3,500	78,925	*
Eagle Pharmaceuticals Inc.	8,195	456,297	*
Editas Medicine Inc.	18,000	445,320	*
Emergent BioSolutions Inc.	13,700	661,847	*
Enanta Pharmaceuticals Inc.	8,400	708,792	*
Esperion Therapeutics Inc.	12,000	558,240	*
FibroGen Inc.	6,900	311,742	*
Genomic Health Inc.	9,300	540,981	*
Geron Corp.	90,000	126,900	*
Halozyme Therapeutics Inc.	16,732	287,456	*
Infinity Pharmaceuticals Inc.	30,551	54,992	*
Insmed Inc.	13,017	333,235	*
Intercept Pharmaceuticals Inc.	2,400	190,968	*
Jounce Therapeutics Inc.	18,000	89,100	*
Ligand Pharmaceuticals Inc.	2,500	285,375	*
Momenta Pharmaceuticals Inc.	34,600	430,770	*
NewLink Genetics Corp.	24,740	36,615	*
PTC Therapeutics Inc.	16,000	720,000	*
Puma Biotechnology Inc.	11,200	142,352	*
REGENXBIO Inc.	8,200	421,234	*
Sangamo Therapeutics Inc.	25,608	275,798	*
Spark Therapeutics Inc.	2,600	266,188	*
Spectrum Pharmaceuticals Inc.	18,000	154,980	*
Trevena Inc.	31,141	32,075	*
Turning Point Therapeutics Inc.	2,500	101,750	*
Ultragenyx Pharmaceutical Inc.	3,000	190,500	*
Vanda Pharmaceuticals Inc.	28,000	394,520	*
Veracyte Inc.	21,000	598,710	*
Voyager Therapeutics Inc.	14,300	389,246	*
Total Biotechnology		13,314,391
Health Care Equipment & Supplies — 5.3%
Apyx Medical Corp.	53,600	360,192	*
Avanos Medical Inc.	13,559	591,308	*

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2019

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Health Care Equipment & Supplies — continued
Cardiovascular Systems Inc.	17,604	$755,740	*
Conformis Inc.	150,900	657,924	*
Globus Medical Inc., Class A Shares	8,200	346,860	*
Haemonetics Corp.	10,700	1,287,638	*
ICU Medical Inc.	2,935	739,356	*
Inogen Inc.	4,500	300,420	*
Integer Holdings Corp.	6,100	511,912	*
iRhythm Technologies Inc.	7,500	593,100	*
Lantheus Holdings Inc.	31,068	879,224	*
LivaNova PLC	2,600	187,096	*
Masimo Corp.	5,383	801,098	*
Natus Medical Inc.	16,774	430,924	*
Neogen Corp.	5,100	316,761	*
Nevro Corp.	4,800	311,184	*
Orthofix Medical Inc.	7,041	372,328	*
Silk Road Medical Inc.	5,000	242,300	*
STAAR Surgical Co.	12,000	352,560	*
Surmodics Inc.	6,300	271,971	*
Tactile Systems Technology Inc.	4,000	227,680	*
Total Health Care Equipment & Supplies		10,537,576
Health Care Providers & Services — 1.8%
Addus HomeCare Corp.	10,200	764,490	*
Amedisys Inc.	5,200	631,332	*
Brookdale Senior Living Inc.	75,000	540,750	*
Ensign Group Inc.	14,209	808,777
Joint Corp.	23,800	433,160	*
Triple-S Management Corp., Class B Shares	19,100	455,535	*
Total Health Care Providers & Services		3,634,044
Life Sciences Tools & Services — 0.8%
Fluidigm Corp.	31,100	383,152	*
Luminex Corp.	8,014	165,409
Medpace Holdings Inc.	8,900	582,238	*
Syneos Health Inc.	8,000	408,720	*
Total Life Sciences Tools & Services		1,539,519
Pharmaceuticals — 2.1%
Akorn Inc.	90,500	466,075	*
Amphastar Pharmaceuticals Inc.	14,818	312,808	*
Corcept Therapeutics Inc.	34,750	387,462	*
Endo International PLC	33,000	135,960	*
Horizon Pharma PLC	32,782	788,735	*

See Notes to Financial Statements.

10	QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Pharmaceuticals — continued
Innoviva Inc.	27,020	$393,411	*
Intersect ENT Inc.	12,302	279,994	*
Mallinckrodt PLC	16,500	151,470	*
Pacira BioSciences Inc.	13,000	565,370	*
Phibro Animal Health Corp., Class A Shares	13,000	413,010
Revance Therapeutics Inc.	12,567	162,994	*
Supernus Pharmaceuticals Inc.	5,246	173,590	*
Total Pharmaceuticals		4,230,879
Total Health Care		33,256,409
Industrials — 15.1%
Aerospace & Defense — 0.2%
AAR Corp.	11,675	429,523
Air Freight & Logistics — 0.1%
Atlas Air Worldwide Holdings Inc.	4,000	178,560	*
Airlines — 0.3%
Hawaiian Holdings Inc.	19,960	547,503
Building Products — 2.9%
Advanced Drainage Systems Inc.	23,000	754,170
Apogee Enterprises Inc.	17,500	760,200
Builders FirstSource Inc.	38,708	652,617	*
Caesarstone Ltd.	19,200	288,576
Continental Building Products Inc.	16,233	431,311	*
Insteel Industries Inc.	14,900	310,218
Masonite International Corp.	11,700	616,356	*
Patrick Industries Inc.	25,000	1,229,750	*
Universal Forest Products Inc.	20,079	764,206
Total Building Products		5,807,404
Commercial Services & Supplies — 2.3%
Herman Miller Inc.	23,822	1,064,844
HNI Corp.	26,000	919,880
RR Donnelley & Sons Co.	68,858	135,650
Steelcase Inc., Class A Shares	66,329	1,134,226
Tetra Tech Inc.	17,409	1,367,477
Total Commercial Services & Supplies		4,622,077
Construction & Engineering — 1.7%
Argan Inc.	12,693	514,828
Dycom Industries Inc.	15,500	912,485	*
EMCOR Group Inc.	2,400	211,440
Granite Construction Inc.	12,600	607,068
MYR Group Inc.	9,439	352,547	*

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2019

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Construction & Engineering — continued
Orion Group Holdings Inc.	8,451	$22,649	*
Primoris Services Corp.	28,351	593,386
Tutor Perini Corp.	17,000	235,790	*
Total Construction & Engineering		3,450,193
Electrical Equipment — 0.2%
American Superconductor Corp.	44,600	413,888	*
Machinery — 2.3%
Briggs & Stratton Corp.	69,000	706,560
Global Brass & Copper Holdings Inc.	16,807	734,970
Hyster-Yale Materials Handling Inc.	9,500	524,970
Manitowoc Co. Inc.	35,000	623,000	*
Meritor Inc.	25,000	606,250	*
Milacron Holdings Corp.	32,500	448,500	*
Terex Corp.	18,000	565,200
Titan International Inc.	90,100	440,589
Total Machinery		4,650,039
Professional Services — 2.4%
Barrett Business Services Inc.	6,700	553,420
Heidrick & Struggles International Inc.	14,100	422,577
Insperity Inc.	13,000	1,587,820
Kelly Services Inc., Class A Shares	18,600	487,134
Kforce Inc.	11,100	389,499
Korn Ferry	8,000	320,560
Navigant Consulting Inc.	21,566	500,116
TrueBlue Inc.	19,949	440,075	*
Total Professional Services		4,701,201
Road & Rail — 0.5%
Werner Enterprises Inc.	29,554	918,538
Trading Companies & Distributors — 2.2%
Aircastle Ltd.	33,679	716,015
BMC Stock Holdings Inc.	41,000	869,200	*
H&E Equipment Services Inc.	14,330	416,860
Herc Holdings Inc.	18,000	824,940	*
Rush Enterprises Inc., Class A Shares	15,500	566,060
Systemax Inc.	12,100	268,136
Titan Machinery Inc.	14,000	288,120	*
Veritiv Corp.	23,900	464,138	*
Total Trading Companies & Distributors		4,413,469
Total Industrials		30,132,395

See Notes to Financial Statements.

12	QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Information Technology — 15.3%
Communications Equipment — 1.2%
ADTRAN Inc.	29,000	$442,250
Ciena Corp.	24,253	997,526	*
Finisar Corp.	16,280	372,324	*
NETGEAR Inc.	13,038	329,731	*
NetScout Systems Inc.	14,500	368,155	*
Total Communications Equipment		2,509,986
Electronic Equipment, Instruments & Components — 3.5%
Belden Inc.	7,827	466,254
Benchmark Electronics Inc.	41,029	1,030,648
Fabrinet	11,000	546,370	*
Insight Enterprises Inc.	9,030	525,546	*
Methode Electronics Inc.	21,955	627,254
Plexus Corp.	17,199	1,003,906	*
Sanmina Corp.	35,613	1,078,362	*
ScanSource Inc.	7,438	242,181	*
SYNNEX Corp.	3,809	374,806
Tech Data Corp.	11,366	1,188,884	*
Total Electronic Equipment, Instruments & Components		7,084,211
IT Services — 0.9%
EVERTEC Inc.	18,553	606,683
MAXIMUS Inc.	8,200	594,828
NIC Inc.	35,577	570,655
Total IT Services		1,772,166
Semiconductors & Semiconductor Equipment — 2.1%
Amkor Technology Inc.	57,937	432,210	*
Cirrus Logic Inc.	22,619	988,450	*
Diodes Inc.	18,761	682,338	*
DSP Group Inc.	8,000	114,880	*
Lattice Semiconductor Corp.	55,108	804,026	*
Rudolph Technologies Inc.	13,180	364,163	*
Xperi Corp.	38,100	784,479
Total Semiconductors & Semiconductor Equipment		4,170,546
Software — 7.3%
Alarm.com Holdings Inc.	7,500	401,250	*
Benefitfocus Inc.	6,300	171,045	*
Bottomline Technologies de Inc.	6,610	292,426	*
Box Inc., Class A Shares	55,543	978,112	*
Cloudera Inc.	117,385	617,445	*
CommVault Systems Inc.	12,633	626,849	*

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2019

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Software — continued
Cornerstone OnDemand Inc.	12,000	$695,160	*
Fair Isaac Corp.	2,000	628,040	*
HubSpot Inc.	3,600	613,872	*
Manhattan Associates Inc.	18,434	1,278,029	*
MobileIron Inc.	75,500	468,100	*
New Relic Inc.	9,918	858,006	*
Paylocity Holding Corp.	7,000	656,740	*
Progress Software Corp.	28,067	1,224,283
Qualys Inc.	7,600	661,808	*
Rubicon Project Inc.	26,168	166,429	*
SailPoint Technologies Holding Inc.	15,500	310,620	*
SPS Commerce Inc.	8,000	817,680	*
The Trade Desk Inc., Class A Shares	4,900	1,116,122	*
Verint Systems Inc.	21,747	1,169,554	*
Workiva Inc.	13,000	755,170	*
Total Software		14,506,740
Technology Hardware, Storage & Peripherals — 0.3%
Cray Inc.	15,000	522,300	*
Intevac Inc.	12,339	59,721	*
Total Technology Hardware, Storage & Peripherals		582,021
Total Information Technology		30,625,670
Materials — 3.4%
Chemicals — 1.2%
A Schulman Inc., CVR	19,282	0	(a)(b)(c)
PolyOne Corp.	15,000	470,850
Rayonier Advanced Materials Inc.	28,100	182,369
Trinseo SA	22,000	931,480
Tronox Holdings PLC, Class A Shares	54,737	699,539
Total Chemicals		2,284,238
Containers & Packaging — 0.2%
Greif Inc., Class A Shares	14,854	483,498
Metals & Mining — 0.9%
Coeur Mining Inc.	56,741	246,256	*
Commercial Metals Co.	25,389	453,193
Schnitzer Steel Industries Inc., Class A Shares	7,500	196,275
SunCoke Energy Inc.	25,000	222,000	*
Warrior Met Coal Inc.	27,500	718,300
Total Metals & Mining		1,836,024
Paper & Forest Products — 1.1%
Boise Cascade Co.	22,636	636,298

See Notes to Financial Statements.

14	QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Paper & Forest Products — continued
Louisiana-Pacific Corp.	30,500	$799,710
Verso Corp., Class A Shares	43,000	819,150	*
Total Paper & Forest Products		2,255,158
Total Materials		6,858,918
Real Estate — 6.7%
Equity Real Estate Investment Trusts (REITs) — 6.0%
CareTrust REIT Inc.	26,000	618,280
CBL & Associates Properties Inc.	47,347	49,241
Chatham Lodging Trust	19,471	367,418
Chesapeake Lodging Trust	19,300	548,506
CoreCivic Inc.	28,900	599,964
DiamondRock Hospitality Co.	98,311	1,016,536
Essential Properties Realty Trust Inc.	24,000	480,960
GEO Group Inc.	35,000	735,350
Global Medical REIT Inc.	32,700	343,350
Hersha Hospitality Trust	18,301	302,698
Monmouth Real Estate Investment Corp.	36,800	498,640
Pebblebrook Hotel Trust	32,323	910,862
RLJ Lodging Trust	42,097	746,801
RPT Realty	31,461	380,993
Ryman Hospitality Properties Inc.	9,624	780,410
Sabra Health Care REIT Inc.	25,000	492,250
Summit Hotel Properties Inc.	49,418	566,824
Sunstone Hotel Investors Inc.	79,219	1,086,092
Tanger Factory Outlet Centers Inc.	32,500	526,825
Xenia Hotels & Resorts Inc.	42,536	886,876
Total Equity Real Estate Investment Trusts (REITs)		11,938,876
Real Estate Management & Development — 0.7%
HFF Inc., Class A Shares	19,401	882,358
Marcus & Millichap Inc.	14,039	433,103	*
RE/MAX Holdings Inc., Class A Shares	5,050	155,338
Total Real Estate Management & Development		1,470,799
Total Real Estate		13,409,675
Utilities — 3.8%
Electric Utilities — 1.9%
IDACORP Inc.	11,200	1,124,816
Otter Tail Corp.	15,500	818,555
PNM Resources Inc.	19,000	967,290
Portland General Electric Co.	16,393	888,009
Total Electric Utilities		3,798,670

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2019

QS U.S. Small Capitalization Equity Fund

Security		Shares	Value
Gas Utilities — 1.3%
National Fuel Gas Co.		7,300	$385,075
New Jersey Resources Corp.		14,000	696,780
ONE Gas Inc.		12,079	1,090,734
Spire Inc.		6,500	545,480
Total Gas Utilities			2,718,069
Independent Power and Renewable Electricity Producers — 0.1%
Clearway Energy Inc., Class C Shares		7,983	134,593
Multi-Utilities — 0.5%
Avista Corp.		22,000	981,200
Total Utilities			7,632,532
Total Investments before Short-Term Investments (Cost — $191,838,085)			198,449,247

	Rate
Short-Term Investments — 0.7%
Invesco Treasury Portfolio, Institutional Class (Cost — $1,304,585)	2.228%	1,304,585	1,304,585
Total Investments — 100.1% (Cost — $193,142,670)			199,753,832
Liabilities in Excess of Other Assets — (0.1)%			(162,867)
Total Net Assets — 100.0%			$199,590,965

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

Abbreviations used in this schedule:

CVR	— Contingent Value Rights

REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

16	QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2019

Assets:
Investments, at value (Cost — $193,142,670)	$199,753,832
Dividends and interest receivable	240,549
Security litigation proceeds receivable	111,718
Receivable for securities sold	46,616
Receivable for Fund shares sold	35,070
Other assets	133,954
Prepaid expenses	48,513
Total Assets	200,370,252

Liabilities:
Payable for securities purchased	376,754
Trustees’ fees payable	139,610
Investment management fee payable	96,497
Payable for Fund shares repurchased	38,559
Service and/or distribution fees payable	12,507
Accrued expenses	115,360
Total Liabilities	779,287
Total Net Assets	$199,590,965

Net Assets:
Par value (Note 7)	$173
Paid-in capital in excess of par value	193,770,408
Total distributable earnings (loss)	5,820,384
Total Net Assets	$199,590,965

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report	17

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2019

Net Assets:
Class A	$13,864,777
Class A2	$39,328,823
Class C	$1,543,136
Class FI	$148,252
Class I	$8,451,665
Class IS	$136,254,312

Shares Outstanding:
Class A	1,195,192
Class A2	3,447,542
Class C	145,254
Class FI	13,453
Class I	710,797
Class IS	11,754,213

Net Asset Value:
Class A (and redemption price)	$11.60
Class A2 (and redemption price)	$11.41
Class C*	$10.62
Class FI (and redemption price)	$11.02
Class I (and redemption price)	$11.89
Class IS (and redemption price)	$11.59
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$12.31
Class A2 (based on maximum initial sales charge of 5.75%)	$12.11

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

18	QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2019

Investment Income:
Dividends	$1,575,004
Interest	31,981
Less: Foreign taxes withheld	(1,079)
Total Investment Income	1,605,906

Expenses:
Investment management fee (Note 2)	662,564
Transfer agent fees (Note 5)	92,982
Service and/or distribution fees (Notes 2 and 5)	81,411
Registration fees	52,908
Fund accounting fees	34,006
Audit and tax fees	19,912
Legal fees	15,681
Trustees’ fees	15,119
Shareholder reports	11,685
Fees recaptured by investment manager (Note 2)	11,431
Custody fees	1,973
Insurance	1,415
Interest expense	562
Miscellaneous expenses	4,177
Total Expenses	1,005,826
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(116,713)
Net Expenses	889,113
Net Investment Income	716,793

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Loss From:
Investment transactions	(485,923)
Futures contracts	(294,003)
Net Realized Loss	(779,926)
Change in Net Unrealized Appreciation (Depreciation) From Investments	23,271,045
Net Gain on Investments and Futures Contracts	22,491,119
Increase in Net Assets From Operations	$23,207,912

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report	19

Statements of changes in net assets

For the Six Months Ended June 30, 2019 (unaudited) and the Year Ended December 31, 2018	2019	2018

Operations:
Net investment income	$716,793	$666,048
Net realized gain (loss)	(779,926)	18,678,434
Change in net unrealized appreciation (depreciation)	23,271,045	(48,761,749)
Increase (Decrease) in Net Assets From Operations	23,207,912	(29,417,267)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(2,391,533)	(17,122,593)
Decrease in Net Assets From Distributions to Shareholders	(2,391,533)	(17,122,593)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	32,147,536	13,492,563
Reinvestment of distributions	2,387,288	17,091,793
Cost of shares repurchased	(19,717,535)	(47,498,298)
Increase (Decrease) in Net Assets From Fund Share Transactions	14,817,289	(16,913,942)
Increase (Decrease) in Net Assets	35,633,668	(63,453,802)

Net Assets:
Beginning of period	163,957,297	227,411,099
End of period	$199,590,965	$163,957,297

See Notes to Financial Statements.

20	QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.29	$13.55	$13.58	$11.95	$13.46	$13.80

Income (loss) from operations:
Net investment income (loss)	0.03	0.02	0.00 [3]	0.02	0.00 [3]	(0.03)
Net realized and unrealized gain (loss)	1.42	(2.13)	1.15	2.31	(0.64)	1.22
Total income (loss) from operations	1.45	(2.11)	1.15	2.33	(0.64)	1.19

Less distributions from:
Net investment income	—	(0.01)	(0.19)	(0.04)	—	—
Net realized gains	(0.14)	(1.14)	(0.99)	(0.66)	(0.87)	(1.53)
Total distributions	(0.14)	(1.15)	(1.18)	(0.70)	(0.87)	(1.53)

Net asset value, end of period	$11.60	$10.29	$13.55	$13.58	$11.95	$13.46
Total return[4]	14.10%	(15.58)%	8.46%	19.46%	(4.89)%	9.09%

Net assets, end of period (000s)	$13,865	$11,916	$18,602	$20,690	$18,127	$17,244

Ratios to average net assets:
Gross expenses	1.26%[5]	1.22%	1.19%	1.19%[6]	1.20%[6]	1.21%[6]
Net expenses[7]	1.14 [5,8]	1.13 [8]	1.19 [8]	1.19 [6]	1.20 [6,8]	1.20 [6,8]
Net investment income (loss)	0.54 [5]	0.11	0.03	0.18	0.01	(0.21)

Portfolio turnover rate	31%	26%	41%[9]	33%	34%	42%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets did not exceed 1.20%. This arrangement is expected to continue until December 31, 2020, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report	21

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A2 Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.13	$13.39	$13.44	$11.84	$13.37	$13.75

Income (loss) from operations:
Net investment income (loss)	0.02	(0.01)	(0.02)	0.00 [3]	(0.02)	(0.04)
Net realized and unrealized gain (loss)	1.40	(2.11)	1.14	2.28	(0.64)	1.19
Total income (loss) from operations	1.42	(2.12)	1.12	2.28	(0.66)	1.15

Less distributions from:
Net investment income	—	—	(0.18)	(0.02)	—	—
Net realized gains	(0.14)	(1.14)	(0.99)	(0.66)	(0.87)	(1.53)
Total distributions	(0.14)	(1.14)	(1.17)	(0.68)	(0.87)	(1.53)

Net asset value, end of period	$11.41	$10.13	$13.39	$13.44	$11.84	$13.37
Total return[4]	14.03%	(15.82)%	8.29%	19.23%	(5.08)%	8.82%

Net assets, end of period (000s)	$39,329	$34,495	$38,534	$31,598	$22,061	$14,399

Ratios to average net assets:
Gross expenses	1.52%[5,6]	1.45%	1.42%[6]	1.45%	1.49%[6]	1.58%[6]
Net expenses[7,8]	1.40 [5,6]	1.35	1.40 [6]	1.40	1.40 [6]	1.40 [6]
Net investment income (loss)	0.28 [5]	(0.08)	(0.17)	(0.02)	(0.19)	(0.33)

Portfolio turnover rate	31%	26%	41%[9]	33%	34%	42%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A2 shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets did not exceed 1.40%. This arrangement is expected to continue until December 31, 2020, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

22	QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$9.47	$12.66	$12.76	$11.31	$12.88	$13.37

Income (loss) from operations:
Net investment loss	(0.02)	(0.08)	(0.09)	(0.07)	(0.10)	(0.13)
Net realized and unrealized gain (loss)	1.31	(1.97)	1.07	2.18	(0.60)	1.17
Total income (loss) from operations	1.29	(2.05)	0.98	2.11	(0.70)	1.04

Less distributions from:
Net investment income	—	—	(0.09)	—	—	—
Net realized gains	(0.14)	(1.14)	(0.99)	(0.66)	(0.87)	(1.53)
Total distributions	(0.14)	(1.14)	(1.08)	(0.66)	(0.87)	(1.53)

Net asset value, end of period	$10.62	$9.47	$12.66	$12.76	$11.31	$12.88
Total return[3]	13.63%	(16.18)%	7.66%	18.61%	(5.59)%	8.24%

Net assets, end of period (000s)	$1,543	$3,579	$5,110	$5,646	$6,012	$6,367

Ratios to average net assets:
Gross expenses	2.07%[4,5]	1.93%[5]	1.96%[5]	1.96%[5]	1.96%[5]	2.09%
Net expenses[6,7]	1.95 [4,5]	1.83 [5]	1.95 [5]	1.95 [5]	1.95 [5]	1.95
Net investment loss	(0.35) [4]	(0.58)	(0.73)	(0.59)	(0.74)	(0.96)

Portfolio turnover rate	31%	26%	41%[8]	33%	34%	42%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets did not exceed 1.95%. This arrangement is expected to continue until December 31, 2020, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report	23

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$9.78	$12.96	$13.04	$11.54	$13.03	$13.42

Income (loss) from operations:
Net investment income (loss)	0.03	0.00 [3]	0.00 [3]	0.02	(0.03)	(0.03)
Net realized and unrealized gain (loss)	1.35	(2.04)	1.11	2.24	(0.59)	1.17
Total income (loss) from operations	1.38	(2.04)	1.11	2.26	(0.62)	1.14

Less distributions from:
Net investment income	—	—	(0.20)	(0.10)	—	—
Net realized gains	(0.14)	(1.14)	(0.99)	(0.66)	(0.87)	(1.53)
Total distributions	(0.14)	(1.14)	(1.19)	(0.76)	(0.87)	(1.53)

Net asset value, end of period	$11.02	$9.78	$12.96	$13.04	$11.54	$13.03
Total return[4]	14.12%	(15.73)%	8.49%	19.51%	(4.91)%	8.97%

Net assets, end of period (000s)	$148	$107	$216	$167	$64	$1,218

Ratios to average net assets:
Gross expenses	1.42%[5,6]	1.36%[6]	1.28%	1.66%[6]	1.36%[6]	1.48%[6]
Net expenses[7,8]	1.20 [5,6]	1.20 [6]	1.20	1.20 [6]	1.20 [6]	1.20 [6]
Net investment income (loss)	0.53 [5]	0.02	0.04	0.20	(0.21)	(0.24)

Portfolio turnover rate	31%	26%	41%[9]	33%	34%	42%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets did not exceed 1.20%. This arrangement is expected to continue until December 31, 2020, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

24	QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.53	$13.84	$13.85	$12.10	$13.60	$13.90

Income (loss) from operations:
Net investment income	0.04	0.04	0.04	0.05	0.10	0.03
Net realized and unrealized gain (loss)	1.46	(2.18)	1.18	2.36	(0.69)	1.23
Total income (loss) from operations	1.50	(2.14)	1.22	2.41	(0.59)	1.26

Less distributions from:
Net investment income	—	(0.03)	(0.24)	—	(0.04)	(0.03)
Net realized gains	(0.14)	(1.14)	(0.99)	(0.66)	(0.87)	(1.53)
Total distributions	(0.14)	(1.17)	(1.23)	(0.66)	(0.91)	(1.56)

Net asset value, end of period	$11.89	$10.53	$13.84	$13.85	$12.10	$13.60
Total return[3]	14.25%	(15.41)%	8.77%	19.88%	(4.51)%	9.53%

Net assets, end of period (000s)	$8,452	$10,457	$22,847	$23,387	$275,797	$5,559

Ratios to average net assets:
Gross expenses	1.07%[4,5]	1.01%[5]	0.92%[5]	0.98%	0.76%[5]	0.78%[5]
Net expenses[6]	0.90 [4,5,7]	0.90 [5,7]	0.90 [5,7]	0.90 [7]	0.76 [5]	0.77 [5,7]
Net investment income	0.74 [4]	0.31	0.32	0.43	0.76	0.19

Portfolio turnover rate	31%	26%	41%[8]	33%	34%	42%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets did not exceed 0.90%. This arrangement is expected to continue until December 31, 2020, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report	25

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.26	$13.54	$13.56	$11.92	$13.41	$13.73

Income (loss) from operations:
Net investment income	0.06	0.07	0.06	0.07	0.06	0.03
Net realized and unrealized gain (loss)	1.41	(2.15)	1.17	2.33	(0.64)	1.21
Total income (loss) from operations	1.47	(2.08)	1.23	2.40	(0.58)	1.24

Less distributions from:
Net investment income	—	(0.06)	(0.26)	(0.10)	(0.04)	(0.03)
Net realized gains	(0.14)	(1.14)	(0.99)	(0.66)	(0.87)	(1.53)
Total distributions	(0.14)	(1.20)	(1.25)	(0.76)	(0.91)	(1.56)

Net asset value, end of period	$11.59	$10.26	$13.54	$13.56	$11.92	$13.41
Total return[3]	14.34%	(15.33)%	9.02%	20.04%	(4.47)%	9.50%

Net assets, end of period (millions)	$136	$103	$142	$811	$788	$743

Ratios to average net assets:
Gross expenses	0.87%[4,5]	0.85%[5]	0.76%	0.76%[5]	0.75%[5]	0.76%
Net expenses[6,7]	0.75 [4,5]	0.75 [5]	0.75	0.75 [5]	0.75 [5]	0.75
Net investment income	0.96 [4]	0.50	0.47	0.60	0.44	0.24

Portfolio turnover rate	31%	26%	41%[8]	33%	34%	42%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class IS shares did not exceed 0.75%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

26	QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS U.S. Small Capitalization Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

28	QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Common Stocks:
Communication Services	$7,085,558	—	$0	*	$7,085,558
Materials	6,858,918	—	0	*	6,858,918
Other Common Stocks	184,504,771	—	—		184,504,771
Total Long-Term Investments	198,449,247	—	0	*	198,449,247
Short-Term Investments†	1,304,585	—	—		1,304,585
Total Investments	$199,753,832	—	$0	*	$199,753,832

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend

QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

30	QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. To the extent LMPFA receives a management fee after taking into account its contractual obligation to limit expenses as discussed below, LMPFA will pay QS Investors and Western Asset monthly the entire management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class FI, Class I and Class IS shares did not exceed 1.30%, 1.50%, 2.05%, 1.30%, 1.00% and 0.75%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

As a result of voluntary expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets are not expected to exceed 1.20%, 1.40%, 1.95%, 1.20% and 0.90% for Class A, Class A2, Class C, Class FI and Class I shares, respectively. These arrangements are expected to continue until December 31, 2020, but may be terminated at any time by LMPFA.

QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

During the six months ended June 30, 2019, fees waived and/or expenses reimbursed amounted to $116,713.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2019, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class A2	Class C	Class FI	Class I	Class IS
Expires December 31, 2019	—	$5,519	—	$653	$172,076	$89,632
Expires December 31, 2020	—	7,072	$31	160	4,689	92,486
Expires December 31, 2021	$16,205	39,050	4,922	339	16,859	130,157
Expires December 31, 2022	7,443	23,293	2,123	145	8,535	75,174
Total fee waivers/expense reimbursements subject to recapture	$23,648	$74,934	$7,076	$1,297	$202,159	$387,449

For the six months ended June 30, 2019, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

	Class A2	Class C	Class FI	Class I	Class IS
LMPFA recaptured	$7,586	$1,257	$3	$183	$2,402

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

32	QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report

For the six months ended June 30, 2019, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class A2
Sales charges	$575	$18,530
CDSCs	—	96

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of June 30, 2019, Legg Mason and its affiliates owned 64% of the Fund.

3. Investments

During the six months ended June 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$69,989,117
Sales	57,052,058

At June 30, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$193,142,670	$33,217,025	$(26,605,863)	$6,611,162

4. Derivative instruments and hedging activities

At June 30, 2019, the Fund did not have any derivative instruments outstanding.

The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2019. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(294,003)

QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

During the six months ended June 30, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)†	$680,875

†	At June 30, 2019, there were no open positions held in this derivative.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C and Class FI shares calculated at the annual rate of 0.25%, 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$15,455	$9,053
Class A2	48,329	70,699
Class C	17,465	2,369
Class FI	162	197
Class I	—	10,088
Class IS	—	576
Total	$81,411	$92,982

For the six months ended June 30, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$7,443
Class A2	23,293
Class C	2,123
Class FI	145
Class I	8,535
Class IS	75,174
Total	$116,713

34	QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
Net Investment Income:
Class A	—	$6,350
Class A2	—	—
Class C	—	—
Class FI	—	—
Class I	—	32,218
Class IS	—	561,442
Total	—	$600,010

Net Realized Gains:
Class A	$166,314	$1,231,829
Class A2	477,892	3,487,936
Class C	21,727	408,169
Class FI	1,852	11,231
Class I	99,536	1,055,178
Class IS	1,624,212	10,328,240
Total	$2,391,533	$16,522,583

7. Shares of beneficial interest

At June 30, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	198,639	$2,309,612	41,170	$553,323
Shares issued on reinvestment	14,141	162,763	118,052	1,213,576
Shares repurchased	(175,966)	(1,994,924)	(373,351)	(5,004,168)
Net increase (decrease)	36,814	$477,451	(214,129)	$(3,237,269)

Class A2
Shares sold	263,718	$3,031,622	624,678	$8,448,747
Shares issued on reinvestment	42,217	477,892	344,317	3,487,936
Shares repurchased	(263,584)	(3,007,841)	(441,670)	(5,965,356)
Net increase	42,351	$501,673	527,325	$5,971,327

QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class C
Shares sold	3,865	$41,002	11,783	$152,624
Shares issued on reinvestment	2,055	21,663	43,039	407,581
Shares repurchased	(238,707)	(2,545,644)	(80,332)	(949,219)
Net decrease	(232,787)	$(2,482,979)	(25,510)	$(389,014)

Class FI
Shares sold	2,514	$28,751	2,943	$39,805
Shares issued on reinvestment	169	1,852	1,148	11,231
Shares repurchased	(172)	(1,912)	(9,803)	(124,099)
Net increase (decrease)	2,511	$28,691	(5,712)	$(73,063)

Class I
Shares sold	32,726	$393,286	106,380	$1,496,010
Shares issued on reinvestment	8,382	98,906	102,831	1,081,787
Shares repurchased	(323,501)	(3,902,933)	(866,439)	(12,203,810)
Net decrease	(282,393)	$(3,410,741)	(657,228)	$(9,626,013)

Class IS
Shares sold	2,247,018	$26,343,263	196,095	$2,802,054
Shares issued on reinvestment	141,236	1,624,212	1,062,408	10,889,682
Shares repurchased	(713,996)	(8,264,281)	(1,677,272)	(23,251,646)
Net increase (decrease)	1,674,258	$19,703,194	(418,769)	$(9,559,910)

8. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

36	QS U.S. Small Capitalization Equity Fund 2019 Semi-Annual Report

QS

U.S. Small Capitalization Equity Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS U.S. Small Capitalization Equity Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

QS U.S. Small Capitalization Equity Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS U.S. Small Capitalization Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

BATX013860 8/19 SR19-3689

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 26, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 26, 2019